CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2025
Capital Management
CAPITAL MANAGEMENT

NOTE 11 – CAPITAL MANAGEMENT

The Company manages its capital structure and adjusts it, based on the funds available to the Company, to support the acquisition and exploration of exploration and evaluation assets. In the management of capital, the Company includes components of shareholders’ equity. The Board of Directors does not establish quantitative return on capital criteria for management but rather relies on the expertise of the Company’s management to sustain future development of the business. The properties in which the Company currently has an interest are in the exploration stage as such the Company is dependent on external financing to fund activities. To carry out planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional funds as needed. The Company will continue to assess new properties and seek to acquire an interest in additional properties if it feels there is sufficient geological or economic potential, fits with the existing asset portfolio, and if it has adequate sufficient financial resources to do so. The Company is not currently subject to externally imposed capital requirements.

The Company is not currently subject to externally imposed capital requirements. There were no changes to the Company’s capital management during the year.